Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	December 31,
	2023	2024
Charging & battery swap equipment	6,442,827	7,761,253
Mold and tooling	6,341,011	7,108,020
Production facilities	6,025,654	6,845,010
Leasehold improvements	5,160,732	6,124,611
Construction in process	2,894,333	3,616,078
Corporate vehicles	833,355	1,949,132
Computer and electronic equipment	1,767,634	1,922,333
R&D equipment	1,469,604	1,635,821
Purchased software	1,281,685	1,349,419
Buildings and constructions	912,378	913,281
Subscription vehicles	890,044	799,846
Others	1,150,042	1,429,868
Subtotal	35,169,299	41,454,672
Less: Accumulated depreciation	(10,288,331)	(15,559,399)
Less: Accumulated impairment	(33,964)	(2,369)
Total property, plant and equipment, net	24,847,004	25,892,904